VANECK MORNINGSTAR WIDE MOAT VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 2.4%
US Bancorp 2,476 $ 132,119
Underline
Capital Goods : 16.6%
Boeing Co. * 1,054 228,844
Caterpillar, Inc. 209 119,730
Huntington Ingalls Industries,
Inc. 390 132,627
IDEX Corp. 344 61,211
Masco Corp. 1,978 125,524
Northrop Grumman Corp. 202 115,182
Otis Worldwide Corp. 1,436 125,435
908,553
Consumer Discretionary Distribution &
Retail : 1.0%
Etsy, Inc. * 1,008 55,884
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Consumer Durables & Apparel : 3.2%
NIKE, Inc. 2,710 172,654
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Consumer Services : 1.9%
Airbnb, Inc. * 757 102,740
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Financial Services : 2.4%
Charles Schwab Corp. 581 58,048
MarketAxess Holdings, Inc. 380 68,875
126,923
Food, Beverage & Tobacco : 16.9%
Brown-Forman Corp. † 6,232 162,406
Campbell Soup Co. 7,235 201,639
Constellation Brands, Inc. 1,617 223,081
Hershey Co. 621 113,010
Mondelez International, Inc. 2,050 110,352
PepsiCo, Inc. 768 110,223
920,711
Health Care Equipment & Services : 6.8%
GE HealthCare Technologies,
Inc. 1,953 160,185
Zimmer Biomet Holdings, Inc. 2,379 213,920
374,105
Household & Personal Products : 10.0%
Clorox Co. 1,366 137,734
Estee Lauder Cos, Inc. 1,732 181,375
Kenvue, Inc. 13,295 229,339
548,448
Number
of Shares Value
Materials : 3.0%
Air Products and Chemicals,
Inc. 476 $ 117,582
Corteva, Inc. 624 41,827
159,409
Pharmaceuticals, Biotechnology & Life
Sciences : 20.6%
Agilent Technologies, Inc. 594 80,826
Bristol-Myers Squibb Co. 4,775 257,563
Danaher Corp. 1,111 254,330
Merck & Co., Inc. 2,579 271,465
Thermo Fisher Scientific, Inc. 250 144,863
West Pharmaceutical Services,
Inc. 202 55,578
Zoetis, Inc. 357 44,918
1,109,543
Semiconductors & Semiconductor
Equipment : 4.9%
Applied Materials, Inc. 506 130,037
NXP Semiconductors NV 618 134,143
264,180
Software & Services : 5.4%
Adobe, Inc. * 342 119,697
Microsoft Corp. 124 59,969
Salesforce, Inc. 430 113,911
293,577
Transportation : 4.8%
United Parcel Service, Inc. 2,593 257,199
Underline
Total Common Stocks
(Cost: $5,387,827) 5,426,045
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $1)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.80%(a) 1 1
Total Investments: 99.9%
(Cost: $5,387,828) 5,426,046
Other assets less liabilities: 0.1% 5,015
NET ASSETS: 100.0% $ 5,431,061
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $139,656.
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 5,426,045 $ — $ — $ 5,426,045
Money Market Fund 1 — — 1
Total Investments $ 5,426,046 $ — $ — $ 5,426,046